Document and Entity Information	Oct. 14, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 14, 2024
Entity Registrant Name	CONSOL Energy Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38147
Entity Tax Identification Number	82-1954058
Entity Address Address Line 1	275 Technology Drive
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Canonsburg
Entity Address State Or Province	PA
Entity Address Postal Zip Code	15317
City Area Code	724
Local Phone Number	416-8300
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CEIX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001710366
Amendment Flag	false